AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 9, 2021

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 301	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 305	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On August 30, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 301 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate August 30, 2021 as the new effective date for Post-Effective Amendment No. 283, which was filed with the Securities and Exchange Commission (the “SEC”) on March 12, 2021 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-21-006410) for the purpose of introducing the Valkyrie Innovative Balance Sheet ETF (the “Fund”), a series of The Advisors’ Inner Circle Fund III. The effectiveness of Post-Effective Amendment No. 283 was previously delayed pursuant to Post-Effective Amendment No. 289, which was filed with the SEC on May 25, 2021 (Accession No. 0001398344-21-011964), Post-Effective Amendment No. 290, which was filed with the SEC on June 9, 2021 (Accession No. 0001398344-21-012910), Post-Effective Amendment No. 292, which was filed with the SEC on June 15, 2021 (Accession No. 0001398344-21-013108), Post-Effective Amendment No. 294, which was filed with the SEC on June 21, 2021 (Accession No. 0001398344-21-013226), Post-Effective Amendment No. 295, which was filed with the SEC on June 28, 2021 (Accession No. 0001398344-21-013462), Post-Effective Amendment No. 298, which was filed with the SEC on July 9, 2021 (Accession No. 0001398344-21-014237) and Post-Effective Amendment No. 300, which was filed with the SEC on July 26, 2021 (Accession No. 0001398344-21-014813).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 283.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 283.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 283.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 301 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of August, 2021.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	August 9, 2021
William M. Doran

*	Trustee	August 9, 2021
Jon C. Hunt

*	Trustee	August 9, 2021
Thomas P. Lemke

*	Trustee	August 9, 2021
Jay Nadel

*	Trustee	August 9, 2021
Nichelle Maynard-Elliott

*	Trustee	August 9, 2021
Randall S. Yanker

*	President	August 9, 2021
Michael Beattie

*	Treasurer, Controller &	August 9, 2021
Andrew Metzger	Chief Financial Officer

* By:	/s/ Alexander Smith
Alexander Smith
Attorney-in-Fact